Project debt, Movement in project debt and Significant foreign currency denominated debts (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Project debt [Abstract]
Project debt	$ 4,319,260	$ 4,553,052	$ 5,036,193
Euro [Member]
Project debt [Abstract]
Project debt	1,571,369	1,633,790
South African Rand [Member]
Project debt [Abstract]
Project debt	233,854	277,492
Algerian Dinar [Member]
Project debt [Abstract]
Project debt	76,277	86,739
All Foreign Currencies [Member]
Project debt [Abstract]
Project debt	$ 1,881,500	$ 1,998,021